Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Revenue and Income from Vessel Operations by Segment
The following table includes results for the Company’s revenues by segment for the three and nine months ended September 30, 2017 and 2016:

	Revenues
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	$	$	$	$
Teekay Offshore(1)(2)	255,781	286,298	796,711	877,470

Teekay LNG
Liquefied Gas Carriers(2)	92,700	87,260	271,078	250,342
Conventional Tankers	11,585	13,398	35,291	45,328
	104,285	100,658	306,369	295,670

Teekay Tankers(3)
Conventional Tankers(2)	91,238	109,554	330,512	427,349

Teekay Parent
Offshore Production	51,254	53,592	143,769	167,398
Conventional Tankers(2)	1,041	6,982	4,965	30,566
Other	19,727	17,258	47,149	60,698
	72,022	77,832	195,883	258,662

Eliminations and other	(22,545)	(26,703)	(71,266)	(82,785)
	500,781	547,639	1,558,209	1,776,366

(1)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 3). The revenue figures above are those of Teekay Offshore until the date of deconsolidation.

(2)
Certain vessels are chartered between the Daughter Companies or Teekay Offshore and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the three and nine months ended September 30, 2017 and 2016 is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	$	$	$	$
Teekay Offshore	9,211	13,554	33,429	38,472
Teekay LNG - Liquefied Gas Carriers	9,296	9,429	26,851	28,075
Teekay Tankers - Conventional Tankers	—	417	—	5,405
Teekay Parent - Conventional Tankers	—	—	—	—
	18,507	23,400	60,280	71,952
(3) On May 31, 2017, Teekay Tankers acquired from Teekay Parent the remaining 50% interest in Teekay Tanker Operations Ltd. (or TTOL); Teekay Tankers acquired its initial 50% interest in TTOL in August 2014. As a result of the acquisition, the financial information for Teekay Tankers prior to the date that Teekay Tankers acquired its remaining 50% interest in TTOL is retroactively adjusted to include 100% of the results of TTOL during the periods they were under common control of Teekay and had begun operations.
The following table includes results for the Company’s (loss) income from vessel operations by segment for the three and nine months ended September 30, 2017 and 2016:

	(Loss) Income from Vessel Operations(1)
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	$	$	$	$
Teekay Offshore(2)	40,384	61,739	147,060	174,309

Teekay LNG
Liquefied Gas Carriers	44,902	48,009	128,281	130,682
Conventional Tankers	(34,580)	2,625	(42,010)	(15,511)
	10,322	50,634	86,271	115,171

Teekay Tankers(3)
Conventional Tankers	(13,734)	(3,207)	(1,406)	86,565

Teekay Parent
Offshore Production	(223,957)	(13,116)	(262,986)	(39,159)
Conventional Tankers	(3,077)	(363)	(8,524)	(13,644)
Other	216	(5,922)	(20,370)	(22,174)
	(226,818)	(19,401)	(291,880)	(74,977)

	(189,846)	89,765	(59,955)	301,068

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 3). The income from vessel operations figures above are those of Teekay Offshore until the date of deconsolidation.

(3)
On May 31, 2017, Teekay Tankers acquired from Teekay Parent, the remaining 50% interest in TTOL; Teekay Tankers acquired its initial 50% interest in TTOL in August 2014. As a result of the acquisition, the financial information for Teekay Tankers prior to the date that Teekay Tankers acquired its remaining 50% interest in TTOL is retroactively adjusted to include 100% of the results of TTOL during the periods they were under common control of Teekay and had begun operations.

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	September 30, 2017	December 31, 2016
	$	$
Teekay Offshore	302,706	5,354,702
Teekay LNG - Liquefied Gas Carriers	4,307,812	3,957,088
Teekay LNG - Conventional Tankers	115,168	193,553
Teekay Tankers - Conventional Tankers	1,675,347	1,870,211
Teekay Parent - Offshore Production	382,790	635,364
Teekay Parent - Conventional Tankers	32,153	55,937
Teekay Parent - Other	59,882	13,208
Cash and cash equivalents	453,283	567,994
Other assets not allocated	124,793	281,244
Eliminations	(23,086)	(114,549)
Consolidated total assets	7,430,848	12,814,752